Expenses by nature	6 Months Ended
Jun. 30, 2026
Expenses by nature [abstract]
Expenses by nature

Note 6	Expenses by nature
The consolidated income statement line items cost of goods and services, research and development expenses, marketing and distribution expenses and general and administrative expenses include the following items by nature of cost:

	Six months ended June 30,
in € thousand	2026	2025
Consulting and other purchased services	33,002	28,620
Cost of services and change in inventory	5,731	(273)
Employee benefit expense other than share-based compensation	40,913	44,426
Share-based compensation expense	3,356	4,500
Raw materials and consumables used	6,598	7,363
Depreciation and amortization and impairment	9,744	10,811
Building and energy costs	7,102	7,344
Supply, office and IT costs	4,759	4,457
License fees and royalties	1,142	1,877
Advertising costs	2,781	5,267
Warehousing and distribution costs	1,820	2,221
Travel and transportation costs	756	843
Other expenses	959	1,490
OPERATING EXPENSES	118,663	118,947
The operating expenses in the six months ended June 30, 2026 amounted to €118.7 million, remained relatively stable compared to the €118.9 million in the six months ended June 30, 2025.
Expenses for “cost of services and change in inventory” increased in six months ended June 30, 2026 by €6.0 million. While lower third-party product sales reduced the related cost of sales, this was more than offset by higher manufacturing expenses incurred in connection with the transfer of production to the new Almeida facility in Scotland.
Expenses for “consulting and other purchased services” increased by €4.4 million in the six months ended June 30, 2026, mainly driven in contract manufacturing expenses partially offset by reprioritization and phasing of R&D activities and savings in advisory and professional services.
“Employee benefit expenses other than share-based compensation” decreased by €3.5 million in the six months ended June 30, 2026 compared to the six months ended June 30, 2025 primarily due to lower personnel costs resulting from workforce reductions implemented as part of the Group’s restructuring initiatives. During the six months ended June 30, 2026, the Group had around 634 employees (six months ended June 30, 2025: 704 employees).
The “share-based compensation expense” showed a decrease of €1.1 million mainly due to the decline in share price.
The decrease of “advertising costs” by €2.5 million in the six months ended June 30, 2026 compared to the six months ended June 30, 2025 is driven by lower advertising and promotional expenses related to IXCHIQ.
The expense under “depreciation and amortization and impairment” decreased by €1.1 million due to sales of equipment and reversals of impairment.